Financial instruments carried at fair value - Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail) - Valuation technique unobservable parameters (Level 3)
€ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2026 EUR (€)		Dec. 31, 2025 EUR (€)
Price | Price based | Bottom of range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage backed securities, significant unobservable input, percent	0.00%	[1]	0.00%	[2]
Mortgage and other asset-backed securities, significant unobservable input, percent	0.00%	[1]	0.00%	[2]
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, percent	0.00%	[1]	0.00%	[2]
Equity securities
Equity securities, significant unobservable input, percent	0.00%	[1]	0.00%	[2]
Loans, at fair value
Loans, significant unobservable input, percent	0.00%	[1]	0.00%	[2]
Price | Price based | Top of range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage backed securities, significant unobservable input, percent	101.00%	[1]	101.00%	[2]
Mortgage and other asset-backed securities, significant unobservable input, percent	105.00%	[1]	105.00%	[2]
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, percent	1007.00%	[1]	300.00%	[2]
Equity securities
Equity securities, significant unobservable input, percent	75.00%	[1]	2500.00%	[2]
Loans, at fair value
Loans, significant unobservable input, percent	167.00%	[1]	300.00%	[2]
Price | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute			0
Other derivatives, significant unobservable input, percent
Price | Option pricing model | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute			6.77
Other derivatives, significant unobservable input, percent
Credit spread (bps) | Discounted cash flow | Bottom of range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage backed securities, significant unobservable input, absolute	0.0109	[1]	0.0194	[2]
Mortgage and other asset-backed securities, significant unobservable input, absolute	0.0067	[1]	0.0098	[2]
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, absolute	0.0052	[1]	0.0005	[2]
Loans, at fair value
Loans, significant unobservable input, absolute	0.0010	[1]	0.0094	[2]
Loan commitments
Loan commitments, significant unobservable input, absolute	0.0157	[1]	0.0153	[2]
Credit spread (bps) | Discounted cash flow | Top of range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage backed securities, significant unobservable input, absolute	0.0881	[1]	0.1019	[2]
Mortgage and other asset-backed securities, significant unobservable input, absolute	0.0877	[1]	0.1166	[2]
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, absolute	0.0452	[1]	0.0696	[2]
Loans, at fair value
Loans, significant unobservable input, absolute	0.3115	[1]	0.3106	[2]
Loan commitments
Loan commitments, significant unobservable input, absolute	0.0984	[1]	0.0978	[2]
Credit spread (bps) | Discounted cash flow | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute			0.0201
Credit derivatives, significant unobservable input, absolute	0.0001		0.0012
Other derivatives, significant unobservable input, absolute	0.0230
Credit spread (bps) | Discounted cash flow | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute			0.0568
Credit derivatives, significant unobservable input, absolute	0.3095		0.1277
Other derivatives, significant unobservable input, absolute	0.0717
Recovery rate | Discounted cash flow | Bottom of range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	20.00%	[1]	7.00%	[2]
Loans, at fair value
Loans, significant unobservable input, absolute	0.40	[1]	0.40	[2]
Loan commitments
Loan commitments, significant unobservable input, percent	70.00%	[1]	70.00%	[2]
Recovery rate | Discounted cash flow | Top of range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	85.00%	[1]	85.00%	[2]
Loans, at fair value
Loans, significant unobservable input, absolute	0.84	[1]	0.75	[2]
Loan commitments
Loan commitments, significant unobservable input, percent	84.00%	[1]	84.00%	[2]
Recovery rate | Discounted cash flow | Bottom of range
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	15.00%		15.00%
Recovery rate | Discounted cash flow | Top of range
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	82.00%		94.00%
Constant default rate | Discounted cash flow | Bottom of range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	0.00%	[1]	0.00%	[2]
Constant default rate | Discounted cash flow | Top of range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	4.00%	[1]	4.00%	[2]
Constant default rate | Discounted cash flow | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	2.00%		1.00%
Constant default rate | Discounted cash flow | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	5.00%		11.00%
Constant prepayment rate | Discounted cash flow | Bottom of range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	1.00%	[1]	1.00%	[2]
Constant prepayment rate | Discounted cash flow | Top of range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	30.00%	[1]	37.00%	[2]
Constant prepayment rate | Discounted cash flow | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	3.00%		2.00%
Constant prepayment rate | Discounted cash flow | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	7.00%		16.00%
Price per net asset value | Market approach | Bottom of range
Equity securities
Equity securities, significant unobservable input, percent	0.00%	[1]	0.00%	[2]
Price per net asset value | Market approach | Top of range
Equity securities
Equity securities, significant unobservable input, percent	100.00%	[1]	100.00%	[2]
Enterprise value/EBITDA (multiple) | Market approach | Bottom of range
Equity securities
Equity securities, significant unobservable input, absolute	1	[1]	1	[2]
Enterprise value/EBITDA (multiple) | Market approach | Top of range
Equity securities
Equity securities, significant unobservable input, absolute	14	[1]	14	[2]
Enterprise value/Revenue (multiple) | Market approach | Bottom of range
Equity securities
Equity securities, significant unobservable input, absolute	4	[1]	4	[2]
Enterprise value/Revenue (multiple) | Market approach | Top of range
Equity securities
Equity securities, significant unobservable input, absolute	8	[1]	14	[2]
Weighted average cost capital | Discounted cash flow | Bottom of range
Equity securities
Equity securities, significant unobservable input, percent	9.00%	[1]	9.00%	[2]
Weighted average cost capital | Discounted cash flow | Top of range
Equity securities
Equity securities, significant unobservable input, percent	20.00%	[1]	20.00%	[2]
Utilization | Loan pricing model | Bottom of range
Loan commitments
Loan commitments, significant unobservable input, percent	0.00%	[1]	0.00%	[2]
Utilization | Loan pricing model | Top of range
Loan commitments
Loan commitments, significant unobservable input, percent	100.00%	[1]	100.00%	[2]
IRR | Discounted cash flow | Bottom of range
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent	7.00%	[1]	7.00%	[2]
IRR | Discounted cash flow | Top of range
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent	13.00%	[1]	13.00%	[2]
Repo rate (bps) | Discounted cash flow | Bottom of range
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute	0	[1]	0.0008	[2]
Repo rate (bps) | Discounted cash flow | Top of range
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute	0.0350	[1]	0.0285	[2]
Swap rate (bps) | Discounted cash flow | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	(0.1245)		(0.0720)
FX derivatives, significant unobservable input, absolute	(0.0014)		(0.0002)
Swap rate (bps) | Discounted cash flow | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	0.4085		0.3818
FX derivatives, significant unobservable input, absolute	0.0100		0.0100
Inflation swap rate | Discounted cash flow | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		0.00%
Inflation swap rate | Discounted cash flow | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	9.00%		8.00%
Inflation volatility | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		0.00%
Inflation volatility | Option pricing model | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	7.00%		8.00%
Interest rate volatility | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		0.00%
Interest rate volatility | Option pricing model | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	3.00%		2.00%
IR - IR correlation | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	(25.00%)		(10.00%)
IR - IR correlation | Option pricing model | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	96.00%		95.00%
Hybrid correlation | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	(56.00%)		(56.00%)
Hybrid correlation | Option pricing model | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	95.00%		95.00%
Credit volatility | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	5.00%		5.00%
Credit volatility | Option pricing model | Top of range
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	90.00%		90.00%
Credit correlation | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent			0.00%
Credit correlation | Option pricing model | Top of range
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent			0.00%
Credit correlation | Correlation pricing model | Bottom of range
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent
Credit correlation | Correlation pricing model | Top of range
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent
Stock volatility | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	46.00%		1.00%
Stock volatility | Option pricing model | Top of range
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	68.00%		101.00%
Index volatility | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute			0
Equity derivatives, significant unobservable input, percent	2.00%		6.00%
Other derivatives, significant unobservable input, percent	1.00%
Index volatility | Option pricing model | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute			1.16
Equity derivatives, significant unobservable input, percent	49.00%		17.00%
Other derivatives, significant unobservable input, percent	110.00%
Index - index correlation | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent			0.00%
Index - index correlation | Option pricing model | Top of range
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent			0.00%
Stock - stock correlation | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent			0.00%
Stock - stock correlation | Option pricing model | Top of range
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent			0.00%
Stock Forwards | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		0.00%
Stock Forwards | Option pricing model | Top of range
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	1.00%		5.00%
Index Forwards | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		0.00%
Index Forwards | Option pricing model | Top of range
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	10.00%		6.00%
Volatility | Option pricing model | Bottom of range
Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	(15.00%)		(9.00%)
Volatility | Option pricing model | Top of range
Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	47.00%		57.00%
Quoted Vol | Option pricing model | Bottom of range
Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent			0.00%
Quoted Vol | Option pricing model | Top of range
Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent			0.00%
Commodity correlation | Option pricing model | Bottom of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute			(0.22)
Other derivatives, significant unobservable input, percent	42.00%
Commodity correlation | Option pricing model | Top of range
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute			0.98
Other derivatives, significant unobservable input, percent	87.00%
Fair value | Fair value | Financial assets designated at fair value through profit or loss
Debt securities and other debt obligations
Debt securities and other debt obligations	€ 0
Fair value | Fair value | Financial liabilities designated at fair value through profit or loss
Debt securities and other debt obligations
Debt securities and other debt obligations	4,644
Fair value | Fair value | Financial assets at fair value through other comprehensive income
Debt securities and other debt obligations
Debt securities and other debt obligations	462
Assets | Fair value | Fair value
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	55		€ 42
Mortgage and other asset-backed securities	84		91
Total mortgage- and other asset-backed securities	139		133
Debt securities and other debt obligations
Debt securities and other debt obligations	5,950		5,320
Loans, at fair value
Loans	11,436		11,293
Loan commitments
Loan commitments			0
Other financial instruments [Abstract]
Other financial instruments	1,146	[3]	1,172	[4]
Total non-derivative financial instruments held at fair value	19,396		18,734
Market values from derivative financial instruments:
Interest rate derivatives	4,187		3,798
Credit derivatives	706		556
Equity derivatives	484		481
FX derivatives	1,519		1,523
Other derivatives	696		673
Total market values from derivative financial instruments	7,592		7,030
Assets | Valuation technique unobservable parameters (Level 3) | Valuation technique unobservable parameters (Level 3)
Equity securities
Equity securities	725		816
Liabilities | Fair value | Fair value
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities			0
Mortgage and other asset-backed securities			0
Total mortgage- and other asset-backed securities	0		0
Debt securities and other debt obligations
Debt securities and other debt obligations	4,662		5,503
Loans, at fair value
Loans	32		2
Loan commitments
Loan commitments	4		2
Other financial instruments [Abstract]
Other financial instruments	0		61	[5]
Total non-derivative financial instruments held at fair value	4,701		5,572
Market values from derivative financial instruments:
Interest rate derivatives	2,872		2,950
Credit derivatives	611		603
Equity derivatives	619		572
FX derivatives	1,107		1,561
Other derivatives	367	[6]	289	[7]
Total market values from derivative financial instruments	5,576		5,974
Liabilities | Valuation technique unobservable parameters (Level 3) | Valuation technique unobservable parameters (Level 3)
Equity securities
Equity securities	3		4
Assets: Held for trading | Fair value | Fair value
Debt securities and other debt obligations
Debt securities and other debt obligations	4,125		3,447
Corporate, sovereign and other debt securities	4,125		3,447
Loans, at fair value
Loans	7,317		6,913
Assets: Held for trading | Valuation technique unobservable parameters (Level 3) | Valuation technique unobservable parameters (Level 3)
Equity securities
Equity securities	76		55
Trading financial liabilities at fair value through profit or loss | Fair value | Fair value
Debt securities and other debt obligations
Debt securities and other debt obligations	19		19
Loans, at fair value
Loans	32		2
Trading financial liabilities at fair value through profit or loss | Valuation technique unobservable parameters (Level 3) | Valuation technique unobservable parameters (Level 3)
Equity securities
Equity securities	3		4
Non-trading financial assets mandatory at fair value through profit or loss | Fair value | Fair value
Debt securities and other debt obligations
Debt securities and other debt obligations	1,362		1,474
Loans, at fair value
Loans	1,917		2,490
Non-trading financial assets mandatory at fair value through profit or loss | Valuation technique unobservable parameters (Level 3) | Valuation technique unobservable parameters (Level 3)
Equity securities
Equity securities	649		761
Financial assets designated at fair value through profit or loss | Fair value | Fair value
Debt securities and other debt obligations
Debt securities and other debt obligations			0
Loans, at fair value
Loans	0		0
Financial liabilities designated at fair value through profit or loss | Fair value | Fair value
Debt securities and other debt obligations
Debt securities and other debt obligations			5,484
Loans, at fair value
Loans			0
Financial assets at fair value through other comprehensive income | Fair value | Fair value
Debt securities and other debt obligations
Debt securities and other debt obligations			399
Loans, at fair value
Loans	€ 2,202		€ 1,890

[1]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[2]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[3]	Other financial assets include € 135 million of other trading assets, € 984 million of other non-trading financial assets mandatory at fair value and € 27 million other financial assets at fair value through other comprehensive income

[4]	Other financial assets include € 157 million of other trading assets, € 1 billion of other non-trading financial assets mandatory at fair value, and € 59 million other financial assets at fair value through other comprehensive income

[5]	Other financial liabilities include € 61 million of securities sold under repurchase agreements designated at fair value
[6]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
[7]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated